Intangible assets - computer software (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Cost
Balance, beginning of year	18,557	$19,169
Additions	2,325	590
Disposals	(96)	-
Effects of movement in exchange rates	752	(1,202)
Balance, end of year	21,538	18,557

Accumulated amortization
Balance, beginning of year	14,395	13,594
Additions	1,606	1,793
Disposals	(96)	-
Effects of movement in exchange rates	606	(992)
Balance, end of year	16,511	14,395
Intangibles, net book value	$5,027	$4,162